Derivative financial instruments - Offsetting liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives
Gross amount of recognized liabilities	$ 220	$ 259
Derivative liabilities eligible for set-off in case of default	(121)	(167)
Net liability exposure	99	92
Total
Gross amount of recognized liabilities	220	259
Derivative liabilities eligible for set-off in case of default	(121)	(167)
Net liability exposure	$ 99	$ 92